EXPLORATION AND EVALUATION ASSETS - Other Projects - Newfoundland (Details)		12 Months Ended
	Nov. 02, 2022 CAD ($) shares	Dec. 31, 2024 CAD ($) item	Dec. 31, 2023 item
EXPLORATION AND EVALUATION ASSETS
Expenditure target payment		$ 750,000
Expenditure incurred on property		30,000,000
Payments of expenditure target payment		$ 750,000
Royalties payable on commercial production percentage		1.00%
Resource payment to royalty holders		$ 1
Advance royalty payment		$ 50,000
Queensway
EXPLORATION AND EVALUATION ASSETS
Percentage of interest in mineral licenses	100.00%	100.00%
Number of mineral licenses | item		103	96
Number of shares issued for acquiring mineral licenses | shares	487,078
Aggregate cash payments	$ 2,350,000
Queensway | Common shares on or before November 2, 2023
EXPLORATION AND EVALUATION ASSETS
Number of shares issued for acquiring mineral licenses | shares	39,762
Aggregate cash payments	$ 200,000
Queensway | Common shares on or before November 2, 2024
EXPLORATION AND EVALUATION ASSETS
Number of shares issued for acquiring mineral licenses | shares	69,583
Aggregate cash payments	$ 250,000
Queensway | Common shares on or before November 2, 2025
EXPLORATION AND EVALUATION ASSETS
Number of shares issued for acquiring mineral licenses | shares	89,463
Aggregate cash payments	$ 300,000
Queensway | Common shares on or before November 2, 2026
EXPLORATION AND EVALUATION ASSETS
Number of shares issued for acquiring mineral licenses | shares	129,224
Aggregate cash payments	$ 600,000
Queensway | Common shares on or before November 2, 2027
EXPLORATION AND EVALUATION ASSETS
Number of shares issued for acquiring mineral licenses | shares	119,284
Aggregate cash payments	$ 800,000
Newfoundland
EXPLORATION AND EVALUATION ASSETS
Number of mineral licenses	5
Number of shares issued for acquiring mineral licenses | shares	39,762
Aggregate cash payments	$ 200,000